Note 12 - Correction of An Error	6 Months Ended
Feb. 28, 2015
Notes
Note 12 - Correction of An Error

NOTE 12 – Correction of an Error

The Company had previously entered into debt agreements, which included original issue discounts, in delayed prepaid interest, which were not recognized as part of derivative financial instrument.  The Company also had previously acquired intangible property and had not assigned lives nor began amortization as appropriate.

The difference in the income for the three months February 28, 2014, is an increase of $41,760, and for the six months a difference of $45,470 decrease of the net loss.  These changes represent the net corrections to derivative valuation expense and interest expense, and amortization of patent costs for these time periods.  For the six months ended, the increase of $45,470, decreased accumulated deficit and decreased current year loss by the same amount and had no effect on periods after August 31, 2014.  It had no effect upon the earnings per share for the period then ended.